SUBSEQUENT EVENTS (Details Textual) - USD ($)				1 Months Ended												12 Months Ended
	Jul. 08, 2016	Dec. 10, 2014	Dec. 09, 2014	Sep. 21, 2016	Sep. 13, 2016	Aug. 26, 2016	Aug. 19, 2016	Aug. 18, 2016	Aug. 12, 2016	Jul. 31, 2016	Jul. 08, 2016	Feb. 18, 2016	Jan. 31, 2016	Jul. 18, 2014	Jul. 02, 2014	Jun. 30, 2016	Jun. 30, 2015	Aug. 23, 2016	Aug. 15, 2016	Aug. 08, 2016	Jul. 01, 2016	Feb. 22, 2016	Oct. 28, 2015	Aug. 06, 2014	Sep. 30, 2013
Subsequent Event [Line Items]
Debt Conversion, Converted Instrument, Shares Issued		6,698,331	4,870,391												2,183,333
Debt Conversion, Original Debt, Amount		$ 7,368	$ 5,357											$ 50,000
Stock Issued During Period, Shares, Issued for Services												750,000
Debt Instrument, Face Amount																							$ 4,000,000	$ 250,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																						$ 0.045	$ 0.60		$ 0.0698
Stock Issued During Period, Value, Issued for Services																$ 1,233,759	$ 741,276
Share Price																$ 0.0187	$ 0.0899
Long-term Debt, Gross																$ 4,350,000
Consulting Agreement [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Issued for Services																2,120,000
Consulting Expenses																$ 28,305
Regal Consulting Agreement [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Value, Issued for Services													$ 9,000,000
Consulting Expenses													$ 93,600
Five Month Warrant and the Two Year Warrant [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues							240,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Convertible, Conversion Price	$ 0.03										$ 0.03
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																				2,120,000
Subsequent Event [Member] | Q Biologicals Agreement [Member]
Subsequent Event [Line Items]
Debt Instrument, Annual Principal Payment									$ 144,000
Debt Instrument, Term									5 years
Subsequent Event [Member] | Consulting Agreement [Member]
Subsequent Event [Line Items]
Shares Issued, Price Per Share																				$ 0.015
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																				2,120,000
Subsequent Event [Member] | Regal Consulting Agreement [Member]
Subsequent Event [Line Items]
Shares Issued, Price Per Share																		$ 0.0104
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																		9,000,000
Subsequent Event [Member] | 2016 Warrants [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues								12,500,000
Stock Issued During Period, Value, New Issues								$ 150,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																					240,000,000
Share Price								$ 0.012
Subsequent Event [Member] | Five Month Warrant [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Value, New Issues								$ 350,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																					200,000,000
Volume Weighted Average Price Of Common Stock								200.00%
Subsequent Event [Member] | Five Month Warrant [Member] | Additional Warrants [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Value, New Issues								$ 600,000
Subsequent Event [Member] | Two Year Warrant [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																					$ 0.10
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																					40,000,000
Subsequent Event [Member] | Maximum [Member] | Q Biologicals Agreement [Member]
Subsequent Event [Line Items]
Debt Instrument, Periodic Payment									$ 5,000,000
Subsequent Event [Member] | Maximum [Member] | 2016 Warrants [Member]
Subsequent Event [Line Items]
Percentage Of Outstanding Shares Of Common Stock								9.99%
Subsequent Event [Member] | Maximum [Member] | Five Month Warrant [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																					$ 0.020
Subsequent Event [Member] | Minimum [Member] | Q Biologicals Agreement [Member]
Subsequent Event [Line Items]
Debt Instrument, Periodic Payment									$ 2,500,000
Subsequent Event [Member] | Minimum [Member] | 2016 Warrants [Member]
Subsequent Event [Line Items]
Percentage Of Outstanding Shares Of Common Stock								4.99%
Subsequent Event [Member] | Minimum [Member] | Five Month Warrant [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																					0.012
Subsequent Event [Member] | Delafield Financing [Member]
Subsequent Event [Line Items]
Debt Conversion, Description											provided that in the event that the volume weighted average price per share on any trading day is less than such conversion price, the conversion price will be adjusted to a price per share that is equal to a 22.5% discount to the lowest trading price of the Common Stock in the 10 trading days prior to the date of conversion. At no time will Delafield be entitled to convert any portion of the Debenture to the extent that after such conversion, Delafield (together with its affiliates) would beneficially own more than 4.99% of the outstanding shares of Common Stock as of such date.
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.012										$ 0.012
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	26,190,476										26,190,476
Debt Instrument, Interest Payment Date Frequency Modification Description										Delafield agreed to modify the July 1, 2016 Interest Payment Date and the October 1, 2016 Interest Payment Date as such terms are defined in the Debenture. Pursuant to the July Letter Agreement, the Company may delay the interest payment due on the July 1, 2016 Interest Payment Date by a minimum of 30 calendar days (the Minimum Extension Date) and up to 60 calendar days, provided that Delafield may demand payment any time after the Minimum Extension Date. The Company also may delay the interest payment due on the October 1, 2016 Interest Payment Date to the October 28, 2016 maturity date (the Maturity Date) unless Delafield demands earlier payment; provided however, that if Delafield has not demanded payment by October 27, 2016, the Maturity Date will be extended until December 31, 2016 (or such earlier date as the parties mutually agree) and the interest payment that would have been due on the October 1, 2016 Interest Payment Date will become due on December 31, 2016, unless Delafield demands earlier payment.
Additional Expense, Warrants, Incremental Increase In Value	$ 21,000
Warrants and Rights Outstanding	$ 314,286										$ 314,286
Debt Instrument, Unamortized Discount, Percentage					22.50%
Subsequent Event [Member] | Delafield Financing [Member] | Maximum [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																					0.60
Subsequent Event [Member] | Delafield Financing [Member] | Minimum [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																					$ 0.012
Subsequent Event [Member] | Conversion Notice [Member]
Subsequent Event [Line Items]
Debt Conversion, Converted Instrument, Shares Issued				2,287,702		4,677,420
Debt Instrument, Convertible, Conversion Price				$ 0.010928		$ 0.011625
Debt Conversion, Original Debt, Amount				$ 25,000		$ 54,375
Subsequent Event [Member] | Conversion Notice One [Member]
Subsequent Event [Line Items]
Debt Conversion, Converted Instrument, Shares Issued								4,289,082
Debt Instrument, Convertible, Conversion Price								$ 0.00825
Debt Conversion, Original Debt, Amount								$ 35,385
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Delafield Financing [Member]
Subsequent Event [Line Items]
Debt Instrument, Convertible, Conversion Price					$ 0.03
Debt Instrument, Face Amount					$ 150,000																$ 4,000,000
Debt Instrument, Maturity Date					Sep. 13, 2017
Debt Instrument, Description					(i) the six month anniversary of the original issuance of the Additional Issuance Debenture or (ii) the date on which the New Underlying Shares are registered pursuant to an effective registration statement, to redeem some or all of the total outstanding amount then remaining under the Additional Issuance Debenture in cash at a price equal to 125% of the total amount of the Additional Issuance Debenture outstanding on the twentieth (20th) trading date following the date the Company delivers notice of such redemption to Delafield.
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																					26,190,476
Debt Instrument, Unamortized Discount, Percentage					10.00%
Long-term Debt, Gross					$ 165,000
Debt Instrument, Interest Rate, Effective Percentage					5.00%
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Delafield Financing [Member] | 2016 Warrants [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					18.00%
Debt Instrument, Unamortized Discount, Percentage					30.00%
Subsequent Event [Member] | Nathanielsz [Member]
Subsequent Event [Line Items]
Accrued Bonuses, Current																			$ 50,000
Accrued Bonus Noncurrent																			200,000
Accrued Bonuses																			$ 250,000